Fair Value, Financial Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Financial assets:
Loans and investments, net	$ 2,579,127	$ 1,695,732
Securities held-to-maturity, net	27,837
Financial liabilities:
Credit and repurchase facilities	528,573	906,637
Collateralized loan obligations	1,418,422	728,441
Debt fund	68,084
Senior unsecured notes	95,280	94,522
Convertible senior unsecured notes, net	231,287	80,660
Junior subordinated notes	139,590	157,859
Level 1
Financial liabilities:
Senior unsecured notes	99,582
Level 2
Financial assets:
Loans held-for-sale, net	297,077
Financial liabilities:
Credit and repurchase facilities	291,536
Convertible senior unsecured notes, net	254,335
Level 3
Financial assets:
Loans and investments, net	2,652,520
Loans held-for-sale, net	5,806
Capitalized mortgage servicing rights, net	286,073
Securities held-to-maturity, net	28,439
Financial liabilities:
Credit and repurchase facilities	238,456
Collateralized loan obligations	1,436,871
Debt fund	70,000
Junior subordinated notes	94,215
Related party financing	49,682
Carrying Value
Financial assets:
Loans and investments, net	2,579,127	1,695,732
Loans held-for-sale, net	297,443	673,367
Capitalized mortgage servicing rights, net	252,608
Securities held-to-maturity, net	27,837
Financial liabilities:
Credit and repurchase facilities	528,573	906,637
Collateralized loan obligations	1,418,422	728,441
Debt fund	68,084
Senior unsecured notes	95,280	94,522
Convertible senior unsecured notes, net	231,287	80,660
Junior subordinated notes	139,590	157,859
Related party financing	50,000
Fair Value
Financial assets:
Loans and investments, net	2,652,520	1,749,130
Loans held-for-sale, net	302,883	683,833
Capitalized mortgage servicing rights, net	286,073
Securities held-to-maturity, net	28,439
Financial liabilities:
Credit and repurchase facilities	529,992	907,883
Collateralized loan obligations	1,436,871	728,643
Debt fund	70,000
Senior unsecured notes	99,582	99,034
Convertible senior unsecured notes, net	254,335	86,586
Junior subordinated notes	94,215	$ 105,650
Related party financing	$ 49,682